Hedging derivatives - Hedged exposures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 163,758,000	€ 136,028,000	€ 111,461,000
Carrying amount of hedged items - Liabilities	52,055,000	60,487,000	46,830,000
Accumulated amount of fair value adjustments on the hedged item - Assets	3,369,000	2,768,000	1,925,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	2,914,000	2,298,000	1,765,000
Change in fair value of hedged item for ineffectiveness assessment	1,085,000	1,379,000	(452,000)
Cash flow hedge/currency translation reserve - Continuing hedges	409,000	522,000	447,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(29,000)	(79,000)	(10,000)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	729,000	340,000	71,000
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	141,608,000	134,958,000	110,669,000
Carrying amount of hedged items - Liabilities	52,055,000	60,487,000	46,830,000
Accumulated amount of fair value adjustments on the hedged item - Assets	3,369,000	2,768,000	1,915,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	2,914,000	2,298,000	1,765,000
Change in fair value of hedged item for ineffectiveness assessment	553,000	1,583,000	(20,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	128,279,000	122,560,000	104,393,000
Carrying amount of hedged items - Liabilities	48,137,000	55,538,000	39,251,000
Accumulated amount of fair value adjustments on the hedged item - Assets	3,183,000	2,764,000	1,886,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	2,727,000	2,099,000	1,478,000
Change in fair value of hedged item for ineffectiveness assessment	469,000	1,370,000	(74,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	19,000,000	66,087,000	59,319,000
Carrying amount of hedged items - Liabilities	4,406,000	8,814,000	1,370,000
Accumulated amount of fair value adjustments on the hedged item - Assets	656,000	1,584,000	1,021,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	15,000	(5,000)	(1,000)
Change in fair value of hedged item for ineffectiveness assessment	132,000	578,000	(265,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	25,430,000	33,202,000	27,235,000
Carrying amount of hedged items - Liabilities	24,317,000	24,145,000	21,759,000
Accumulated amount of fair value adjustments on the hedged item - Assets	975,000	1,150,000	792,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	1,638,000	1,302,000	791,000
Change in fair value of hedged item for ineffectiveness assessment	(20,000)	825,000	(35,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Loans of securities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	61,898,000		0
Carrying amount of hedged items - Liabilities	62,000		0
Accumulated amount of fair value adjustments on the hedged item - Assets	1,153,000		0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0		0
Change in fair value of hedged item for ineffectiveness assessment	372,000		0
Cash flow hedge/currency translation reserve - Continuing hedges	0		0
Cash flow hedge/currency translation reserve- Discontinued hedges	0		0
Fair value hedges | Interest rate risk | Repo
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	15,723,000	22,057,000	13,874,000
Carrying amount of hedged items - Liabilities	574,000	589,000	561,000
Accumulated amount of fair value adjustments on the hedged item - Assets	19,000	27,000	25,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	16,000	18,000	16,000
Change in fair value of hedged item for ineffectiveness assessment	(1,000)	0	18,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	6,228,000	1,214,000	3,965,000
Carrying amount of hedged items - Liabilities	4,450,000	4,531,000	232,000
Accumulated amount of fair value adjustments on the hedged item - Assets	380,000	3,000	48,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(16,000)	(219,000)	2,000
Change in fair value of hedged item for ineffectiveness assessment	174,000	177,000	35,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Issuances assurance
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	0
Carrying amount of hedged items - Liabilities	3,190,000	3,171,000	2,013,000
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	25,000	12,000	12,000
Change in fair value of hedged item for ineffectiveness assessment	(21,000)	(4,000)	3,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Securitization
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	0
Carrying amount of hedged items - Liabilities	11,138,000	14,288,000	13,316,000
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	1,049,000	991,000	658,000
Change in fair value of hedged item for ineffectiveness assessment	(167,000)	(206,000)	170,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets			0
Carrying amount of hedged items - Liabilities			0
Accumulated amount of fair value adjustments on the hedged item - Assets			0
Accumulated amount of fair value adjustments on the hedged item - Liabilities			0
Change in fair value of hedged item for ineffectiveness assessment			0
Cash flow hedge/currency translation reserve - Continuing hedges			0
Cash flow hedge/currency translation reserve- Discontinued hedges			0
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	8,718,000	8,613,000	3,378,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	40,000	19,000	5,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(13,000)	58,000	(3,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,889,000	2,912,000	1,614,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	22,000	1,000	9,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(13,000)	37,000	8,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	6,711,000	5,644,000	1,764,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	13,000	15,000	(4,000)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(1,000)	18,000	(11,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Exchange rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	118,000	57,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	5,000	3,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	1,000	3,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	4,391,000	3,532,000	2,776,000
Carrying amount of hedged items - Liabilities	3,918,000	4,949,000	7,474,000
Accumulated amount of fair value adjustments on the hedged item - Assets	143,000	(21,000)	21,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	187,000	199,000	287,000
Change in fair value of hedged item for ineffectiveness assessment	100,000	154,000	53,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,333,000	2,262,000	1,591,000
Carrying amount of hedged items - Liabilities	3,130,000	3,366,000	3,571,000
Accumulated amount of fair value adjustments on the hedged item - Assets	130,000	(16,000)	2,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	84,000	51,000	26,000
Change in fair value of hedged item for ineffectiveness assessment	57,000	4,000	(31,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Repo
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	829,000	810,000	434,000
Carrying amount of hedged items - Liabilities	99,000	100,000	99,000
Accumulated amount of fair value adjustments on the hedged item - Assets	0	(5,000)	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	2,000	(2,000)	(1,000)
Change in fair value of hedged item for ineffectiveness assessment	(3,000)	(2,000)	1,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Securitization
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	0
Carrying amount of hedged items - Liabilities	689,000	1,483,000	3,358,000
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	101,000	150,000	262,000
Change in fair value of hedged item for ineffectiveness assessment	(40,000)	152,000	67,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Borrowed deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,229,000	460,000	751,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	13,000	0	19,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	86,000	0	16,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets			0
Carrying amount of hedged items - Liabilities			446,000
Accumulated amount of fair value adjustments on the hedged item - Assets			0
Accumulated amount of fair value adjustments on the hedged item - Liabilities			0
Change in fair value of hedged item for ineffectiveness assessment			0
Cash flow hedge/currency translation reserve - Continuing hedges			0
Cash flow hedge/currency translation reserve- Discontinued hedges			0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		0	68,000
Carrying amount of hedged items - Liabilities		0	105,000
Accumulated amount of fair value adjustments on the hedged item - Assets		0	3,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities		0	0
Change in fair value of hedged item for ineffectiveness assessment		(4,000)	4,000
Cash flow hedge/currency translation reserve - Continuing hedges		0	0
Cash flow hedge/currency translation reserve- Discontinued hedges		0	0
Fair value hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		0	0
Carrying amount of hedged items - Liabilities		0	105,000
Accumulated amount of fair value adjustments on the hedged item - Assets		0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities		0	0
Change in fair value of hedged item for ineffectiveness assessment		(1,000)	1,000
Cash flow hedge/currency translation reserve - Continuing hedges		0	0
Cash flow hedge/currency translation reserve- Discontinued hedges		0	0
Fair value hedges | Inflation risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		0	68,000
Carrying amount of hedged items - Liabilities		0	0
Accumulated amount of fair value adjustments on the hedged item - Assets		0	3,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities		0	0
Change in fair value of hedged item for ineffectiveness assessment		(3,000)	3,000
Cash flow hedge/currency translation reserve - Continuing hedges		0	0
Cash flow hedge/currency translation reserve- Discontinued hedges		0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	220,000	253,000	54,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	3,000	6,000	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(3,000)	5,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Credit risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	220,000	253,000	54,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	3,000	6,000	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(3,000)	5,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	532,000	(204,000)	(432,000)
Cash flow hedge/currency translation reserve - Continuing hedges	420,000	522,000	447,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(43,000)	(79,000)	(10,000)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	314,000	(128,000)	(52,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(87,000)	4,000	111,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(11,000)	(74,000)	(12,000)
Cash flow hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(28,000)	1,000	(26,000)
Cash flow hedge/currency translation reserve - Continuing hedges	21,000	(5,000)	47,000
Cash flow hedge/currency translation reserve- Discontinued hedges	4,000	14,000	0
Cash flow hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(47,000)	(121,000)	8,000
Cash flow hedge/currency translation reserve - Continuing hedges	126,000	27,000	65,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(11,000)	(25,000)	(12,000)
Cash flow hedges | Interest rate risk | Equity portfolio
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	2,000
Cash flow hedge/currency translation reserve - Continuing hedges	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Cash flow hedges | Interest rate risk | Firm commitment
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	6,000	18,000	(24,000)
Cash flow hedge/currency translation reserve - Continuing hedges	139,000	(11,000)	(75,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Interest rate risk | Government bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	382,000	(24,000)	(13,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(377,000)	(22,000)	72,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(4,000)	(63,000)	0
Cash flow hedges | Interest rate risk | Secondary market loans
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1,000)	(2,000)	4,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	3,000	2,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Interest rate risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	4,000	12,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Interest rate risk | Senior securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment			(1,000)
Cash flow hedge/currency translation reserve - Continuing hedges			0
Cash flow hedge/currency translation reserve- Discontinued hedges			0
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	204,000	(32,000)	(416,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(68,000)	130,000	(23,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	(4,000)	2,000
Cash flow hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	72,000	(3,000)	83,000
Cash flow hedge/currency translation reserve - Continuing hedges	(57,000)	140,000	(8,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(228,000)	(237,000)	(309,000)
Cash flow hedge/currency translation reserve - Continuing hedges	46,000	4,000	(16,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	(4,000)	2,000
Cash flow hedges | Exchange rate risk | Issuances assurance
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	14,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	(3,000)	(3,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Exchange rate risk | Secondary market loans
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	298,000	194,000	(179,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(4,000)	(9,000)	(21,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Exchange rate risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0	(1,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	2,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Exchange rate risk | Senior securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	48,000	15,000	(11,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(50,000)	(4,000)	21,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment			0
Cash flow hedge/currency translation reserve - Continuing hedges			1,000
Cash flow hedge/currency translation reserve- Discontinued hedges			0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(87,000)	(169,000)	4,000
Cash flow hedge/currency translation reserve - Continuing hedges	680,000	510,000	341,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	52,000	54,000	7,000
Cash flow hedge/currency translation reserve - Continuing hedges	(4,000)	(6,000)	2,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	30,000	29,000	(13,000)
Cash flow hedge/currency translation reserve - Continuing hedges	108,000	(25,000)	(9,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(169,000)	(252,000)	10,000
Cash flow hedge/currency translation reserve - Continuing hedges	576,000	541,000	348,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	105,000	20,000	15,000
Cash flow hedge/currency translation reserve - Continuing hedges	(111,000)	(22,000)	22,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(32,000)	0	0
Cash flow hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	64,000	23,000	25,000
Cash flow hedge/currency translation reserve - Continuing hedges	(86,000)	(24,000)	25,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(32,000)	0	0
Cash flow hedges | Inflation risk | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	41,000	(3,000)	(3,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(25,000)	2,000	(3,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Inflation risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment		0	(7,000)
Cash flow hedge/currency translation reserve - Continuing hedges		0	0
Cash flow hedge/currency translation reserve- Discontinued hedges		0	0
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(4,000)	7,000	17,000
Cash flow hedge/currency translation reserve - Continuing hedges	6,000	(2,000)	(4,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	(1,000)	0
Cash flow hedges | Equity risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(4,000)	7,000	17,000
Cash flow hedge/currency translation reserve - Continuing hedges	6,000	(2,000)	(4,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	(1,000)	0
Cash flow hedges | Other risks
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment		98,000	0
Cash flow hedge/currency translation reserve - Continuing hedges		(98,000)	0
Cash flow hedge/currency translation reserve- Discontinued hedges		0	0
Cash flow hedges | Other risks | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment		98,000	0
Cash flow hedge/currency translation reserve - Continuing hedges		(98,000)	0
Cash flow hedge/currency translation reserve- Discontinued hedges		0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	22,150,000	1,070,000	792,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	10,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	(11,000)	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	14,000	0	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	22,150,000	1,070,000	792,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	10,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	(11,000)	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	14,000	0	0
Hedges of net investment in foreign operations | Exchange rate risk | Firm commitment
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets			13,000
Carrying amount of hedged items - Liabilities			0
Accumulated amount of fair value adjustments on the hedged item - Assets			0
Accumulated amount of fair value adjustments on the hedged item - Liabilities			0
Change in fair value of hedged item for ineffectiveness assessment			0
Cash flow hedge/currency translation reserve - Continuing hedges			0
Cash flow hedge/currency translation reserve- Discontinued hedges			0
Hedges of net investment in foreign operations | Exchange rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	22,150,000	1,070,000	779,000
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	10,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	(11,000)	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 14,000	€ 0	€ 0